Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
Suite 301
Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Susan E. Boyd
Title:	Managing Director
Phone:	908-273-5085 x209

Signature		City	State		and Date of Signing:
Susan E. Boyd		Summit, NJ		05-05-2009
--------------		--------------		---------------
Signature 		City	State		Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   265
Form 13F Information Table Value Total: $119,509 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 12/31/2008

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value (000)	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

AllianceBernstein IncFd	COM		01881E101	8		1100	SH	Sole		None	1100	0	0
AT&T Inc.		COM		00206R102	2		79	SH	Sole		None	79	0	0
Abbott Laboratories	COM		002824100	127		2660	SH	Sole		None	2660	0	0
Actuant Corporation 	CLA New		00508X203	364		35190	SH	Sole		None	35190	0	0
Aegon N.V. 		NY Reg SHS	007924103	11		2801	SH	Sole		None	2801	0	0
Agilent Technologies 	COM		00846U101	19		1233	SH	Sole		None	1233	0	0
Air Products&Chemicals	COM		009158106	274		4875	SH	Sole		None	4875	0	0
Allied Capital Corp	COM		01903Q108	7		4100	SH	Sole		None	4100	0	0
American Intl Group	COM		026874107	2		1700	SH	Sole		None	1700	0	0
American States Water 	COM		029899101	44		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	2037		66955	SH	Sole		None	66955	0	0
Amgen Inc		COM		031162100	14		280	SH	Sole		None	280	0	0
Anadarko Petroleum 	COM		032511107	167		4300	SH	Sole		None	4300	0	0
Annaly Mortgage Mgmt	COM		035710409	4356		314050	SH	Sole		None	314050	0	0
Applied Matls Inc	COM		038222105	6		540	SH	Sole		None	540	0	0
Arch Capital Group Ltd	ORD		G0450A105	27		500	SH	Sole		None	500	0	0
ArcherDaniels Midland 	COM		039483102	2		78	SH	Sole		None	78	0	0
Ariba, Inc.		COM New		04033V203	0		6	SH	Sole		None	6	0	0
Arthur J. Gallagher 	COM		363576109	1598		94000	SH	Sole		None	94000	0	0
Ascent Media Corp	COM Ser A	043632108	0		4	SH	Sole		None	4	0	0
Aspen Insurance Hldgs 	SHS		G05384105	45		2000	SH	Sole		None	2000	0	0
Avnet Inc		COM		053807103	1949		111300	SH	Sole		None	111300	0	0
BHP Billiton Ltd	Spons ADR	088606108	234		5250	SH	Sole		None	5250	0	0
Baldwin & Lyons, Inc. 	CL B		057755209	86		4521	SH	Sole		None	4521	0	0
Ball Corp		COM		058498106	242		5581	SH	Sole		None	5581	0	0
Banco Latinoamericano 	CL E		P16994132	802		85575	SH	Sole		None	85575	0	0
Baytex Energy Trust 	Trust Unit	073176109	1114		92300	SH	Sole		None	92300	0	0
Berkshire Hathaway Inc 	CL A		084670108	87		100	SH	Sole		None	100	0	0
Berkshire Hathaway Inc 	CL B		084670207	457		162	SH	Sole		None	162	0	0
Boardwalk Pipeline Ptn	Ut LTD Partn	096627104	440		19650	SH	Sole		None	19650	0	0
Boeing			COM		097023105	281		7900	SH	Sole		None	7900	0	0
Bucyrus International	COM		118759109	1899		125075	SH	Sole		None	125075	0	0
Burlington NrthnSantaFe COM		12189T104	150		2500	SH	Sole		None	2500	0	0
C. R. Bard, Inc.	COM		067383109	12		150	SH	Sole		None	150	0	0
CSX Corporation		COM		126408103	17		648	SH	Sole		None	648	0	0
CVS Caremark Corp	COM		126650100	3		125	SH	Sole		None	125	0	0
California Water Svc 	COM		130788102	39		920	SH	Sole		None	920	0	0
Cardinal Health Inc	COM		14149Y108	129		4100	SH	Sole		None	4100	0	0
Carnival Corp		PAIRED CTF	143658300	269		12450	SH	Sole		None	12450	0	0
Caterpillar Inc		COM		149123101	33		1164	SH	Sole		None	1164	0	0
Celgene Corporation	COM		151020104	44		1000	SH	Sole		None	1000	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	714		16400	SH	Sole		None	16400	0	0
Cisco Systems Inc	COM		17275R102	657		39163	SH	Sole		None	39163	0	0
Citigroup Inc		COM		172967101	258		101800	SH	Sole		None	101800	0	0
Coach, Inc.		COM		189754104	1687		101025	SH	Sole		None	101025	0	0
Coca-Cola Co		COM		191216100	230		5222	SH	Sole		None	5222	0	0
Coca-Cola Femsa S.A.	Sp ADR REP L	191241108	1761		51695	SH	Sole		None	51695	0	0
Coca-Cola Hellenic Bott	Spons ADR	1912EP104	1265		89150	SH	Sole		None	89150	0	0
Cognizant Technology 	CL A		192446102	212		10200	SH	Sole		None	10200	0	0
Colgate-Palmolive Co	COM		194162103	307		5210	SH	Sole		None	5210	0	0
Compass Minerals Intl	COM		20451N101	2444		43350	SH	Sole		None	43350	0	0
ConocoPhillips 		COM		20825C104	18		464	SH	Sole		None	464	0	0
Corning Inc.		COM		219350105	1		100	SH	Sole		None	100	0	0
Costco Wholesale Corp	COM		22160K105	635		13713	SH	Sole		None	13713	0	0
Crown Castle Intl Corp	COM		228227104	262		12847	SH	Sole		None	12847	0	0
Deere & Company		COM		244199105	1587		48280	SH	Sole		None	48280	0	0
Devon Energy Corp	COM		25179M103	68		1527	SH	Sole		None	1527	0	0
Diamond Offshore Drill	COM		25271C102	70		1115	SH	Sole		None	1115	0	0
Discovery Comms		COM Ser A	25470F104	1		45	SH	Sole		None	45	0	0
Discovery Comms		COM Ser C	25470F302	1		45	SH	Sole		None	45	0	0
Dominion Resources Inc	COM		25746U109	19		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	11		800	SH	Sole		None	800	0	0
EastGroup Properties	COM		277276101	17		600	SH	Sole		None	600	0	0
Eastern Virginia Bkshs	COM		277196101	63		7500	SH	Sole		None	7500	0	0
Embarq Corporation 	COM		29078E105	0		3	SH	Sole		None	3	0	0
Emerson Electric Co.	COM		291011104	28		980	SH	Sole		None	980	0	0
Embraer Empresa Brasil	SpADRComSh	29081M102	179		13480	SH	Sole		None	13480	0	0
EnCana Corp		COM		292505104	8		185	SH	Sole		None	185	0	0
Energy Conversion Devs	COM		292659109	40		3000	SH	Sole		None	3000	0	0
Energy Transfer Equity	COM U LTD P	29273V100	1034		48925	SH	Sole		None	48925	0	0
Energy Transfer Ptrs	Ut LTD Ptn	29273R109	1131		30650	SH	Sole		None	30650	0	0
Enterprise Products Ptn	COM		293792107	1212		54484	SH	Sole		None	54484	0	0
Equity Residential 	SH Ben Int	29476L107	15		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3267		47971	SH	Sole		None	47971	0	0
FPL Group, Inc.		COM		302571104	15		300	SH	Sole		None	300	0	0
FairPoint Communictns	COM		305560104	0		4	SH	Sole		None	4	0	0
FedEx Corp.		COM		31428X106	1385		31135	SH	Sole		None	31135	0	0
Flagstone Reins Hldgs 	SHS		G3529T105	62		8000	SH	Sole		None	8000	0	0
Freeport-McMoRan 	COM		35671D857	1932		50685	SH	Sole		None	50685	0	0
General Electric 	COM		369604103	16		1600	SH	Sole		None	1600	0	0
Genuine Parts Co	COM		372460105	1184		39645	SH	Sole		None	39645	0	0
Google Inc. 		CL A		38259P508	1227		3525	SH	Sole		None	3525	0	0
H. J. Heinz Company	COM		423074103	142		4300	SH	Sole		None	4300	0	0
Halliburton Co		COM		406216101	17		1100	SH	Sole		None	1100	0	0
Hatteras Financial  	COM		41902R103	2287		91505	SH	Sole		None	91505	0	0
Henry Schein Inc	COM		806407102	2674		66856	SH	Sole		None	66856	0	0
Hewlett-Packard Co	COM		428236103	47		1468	SH	Sole		None	1468	0	0
Home Depot Inc		COM		437076102	9		386	SH	Sole		None	386	0	0
Hubbell Inc.		CL B		443510201	527		19550	SH	Sole		None	19550	0	0
ITT Corp		COM		450911102	1626		42258	SH	Sole		None	42258	0	0
Illinois Tool Works 	COM		452308109	45		1473	SH	Sole		None	1473	0	0
Implant Sciences Corp	COM		45320R108	0		1350	SH	Sole		None	1350	0	0
Inergy LP		Unit LTD Partn	456615103	23		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	864		32430	SH	Sole		None	32430	0	0
Int'l Bus Machines	COM		459200101	1597		16485	SH	Sole		None	16485	0	0
Intel Corp		COM		458140100	81		5400	SH	Sole		None	5400	0	0
JP Morgan Chase & Co	COM		46625H100	11		423	SH	Sole		None	423	0	0
Johnson & Johnson	COM		478160104	15		290	SH	Sole		None	290	0	0
Johnson Controls Inc	COM		478366107	42		3522	SH	Sole		None	3522	0	0
Joy Global Inc.		COM		481165108	132		6179	SH	Sole		None	6179	0	0
Kinder Morgan Energy 	Ut LTD Partn	494550106	911		19499	SH	Sole		None	19499	0	0
Kroger Co		COM		501044101	818		38550	SH	Sole		None	38550	0	0
Landauer, Inc.		COM		51476K103	618		12200	SH	Sole		None	12200	0	0
Lexington Realty Trust	COM		529043101	3		1100	SH	Sole		None	1100	0	0
Liberty Media Corp	EntCom Ser A	53071M500	4		180	SH	Sole		None	180	0	0
Liberty Media Corp. 	CapCom Ser A	53071M302	0		45	SH	Sole		None	45	0	0
Liberty Media Corp. 	IntCom Ser A	53071M104	1		225	SH	Sole		None	225	0	0
Life Technologies Corp.	COM		53217V109	2427		74710	SH	Sole		None	74710	0	0
Linn Energy LLC		Unit Ltd Liab	536020100	195		13100	SH	Sole		None	13100	0	0
MFA Mortgage Investmts	COM		55272X102	1065		181150	SH	Sole		None	181150	0	0
Magellan Midstream Hldg	COM LP Ints	55907R108	143		8150	SH	Sole		None	8150	0	0
Magellan Midstream Ptrs	COM Ut RPLP	559080106	984		33490	SH	Sole		None	33490	0	0
McDonald's Corp		COM		580135101	183		3350	SH	Sole		None	3350	0	0
Medco Health Solutions 	COM		58405U102	198		4785	SH	Sole		None	4785	0	0
Merck & Co		COM		589331107	82		3070	SH	Sole		None	3070	0	0
MetLife Inc		COM		59156R108	18		800	SH	Sole		None	800	0	0
Mettler-Toledo Intl 	COM		592688105	1531		29825	SH	Sole		None	29825	0	0
Microsoft Corp		COM		594918104	249		13538	SH	Sole		None	13538	0	0
Mindray Medical Intl 	Sp ADR		602675100	230		12400	SH	Sole		None	12400	0	0
Mindspeed Technologies 	COM New		602682205	0		2	SH	Sole		None	2	0	0
Monsanto Co.		COM		61166W101	148		1775	SH	Sole		None	1775	0	0
Montpelier Re Holdings 	SHS		G62185106	1283		98990	SH	Sole		None	98990	0	0
Motorola, Inc. 		COM		620076109	1		210	SH	Sole		None	210	0	0
Nalco Holding Co.	COM		62985Q101	1171		89625	SH	Sole		None	89625	0	0
Natl Semiconductor Corp	COM		637640103	1		101	SH	Sole		None	101	0	0
Nicor Inc.		COM		654086107	126		3800	SH	Sole		None	3800	0	0
NuStar Energy L.P.	UNIT COM	67058H102	44		950	SH	Sole		None	950	0	0
Occidental Petroleum 	COM		674599105	3		50	SH	Sole		None	50	0	0
Oracle Corporation	COM		68389X105	74		4100	SH	Sole		None	4100	0	0
Oshkosh Corp		COM		688239201	74		11000	SH	Sole		None	11000	0	0
PETsMART, Inc.		COM		716768106	1657		79035	SH	Sole		None	79035	0	0
PSS World Medical, Inc.	COM		69366A100	72		5000	SH	Sole		None	5000	0	0
PT Telekomunikasi Indon	SP ADR		715684106	578		22500	SH	Sole		None	22500	0	0
Paccar Inc		COM		693718108	104		4050	SH	Sole		None	4050	0	0
Pall Corp		COM		696429307	1413		69150	SH	Sole		None	69150	0	0
Palomar Med Techn	COM		697529303	22		3000	SH	Sole		None	3000	0	0
Peabody Energy Corp	COM		704549104	82		3290	SH	Sole		None	3290	0	0
Penn Virginia Corp	COM		707882106	56		5100	SH	Sole		None	5100	0	0
Pentair Inc		COM		709631105	1093		50445	SH	Sole		None	50445	0	0
Pepsico Inc		COM		713448108	1483		28809	SH	Sole		None	28809	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	371		4650	SH	Sole		None	4650	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	18		600	SH	Sole		None	600	0	0
Petroleo Brasileiro 	SpADR Nvotg	71654V101	993		40550	SH	Sole		None	40550	0	0
Pfizer Inc		COM		717081103	421		30900	SH	Sole		None	30900	0	0
Philip Morris Intl Inc.	COM		718172109	670		18830	SH	Sole		None	18830	0	0
Plains All Amer Pipel	Unit LTD Ptn	726503105	1276		34700	SH	Sole		None	34700	0	0
Plains Explor&Prod Co 	COM		726505100	78		4550	SH	Sole		None	4550	0	0
Plum Creek Timber Co 	COM		729251108	1585		54510	SH	Sole		None	54510	0	0
Praxair Inc		COM		74005P104	1550		23030	SH	Sole		None	23030	0	0
Procter & Gamble Co	COM		742718109	1088		23107	SH	Sole		None	23107	0	0
Prudential Financial	COM		744320102	253		13311	SH	Sole		None	13311	0	0
Quicksilver Resources 	COM		74837R104	53		9500	SH	Sole		None	9500	0	0
RPM International, Inc.	COM		749685103	904		71010	SH	Sole		None	71010	0	0
Rayonier Inc.		COM		754907103	60		2000	SH	Sole		None	2000	0	0
Raytheon Company	COM		755111507	119		3050	SH	Sole		None	3050	0	0
Red Hat, Inc.		COM		756577102	7		400	SH	Sole		None	400	0	0
Rio Tinto Plc 		Spons ADR	767204100	135		1010	SH	Sole		None	1010	0	0
Rocky Mntn Chocolate 	COM PAR$.03	774678403	82		13350	SH	Sole		None	13350	0	0
Roper Industries, Inc.	COM		776696106	42		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	418		9430	SH	Sole		None	9430	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	11		258	SH	Sole		None	258	0	0
SJW Corp.		COM		784305104	8		300	SH	Sole		None	300	0	0
Schering-Plough Corp	COM		806605101	2307		97970	SH	Sole		None	97970	0	0
Schlumberger N.V.	COM		806857108	199		4900	SH	Sole		None	4900	0	0
Skyworks Solutions	COM		83088M102	0		14	SH	Sole		None	14	0	0
Soc Quimica y Minera	SpADR Ser B	833635105	1031		38800	SH	Sole		None	38800	0	0
Spectra Energy Corp	COM		847560109	11		800	SH	Sole		None	800	0	0
Sprint Nextel Corp	COM Ser 1	852061100	0		70	SH	Sole		None	70	0	0
Stryker Corp.		COM		863667101	61		1800	SH	Sole		None	1800	0	0
Sun Microsystems, Inc.	COM New		866810203	1		85	SH	Sole		None	85	0	0
Symantec Corp		COM		871503108	42		2828	SH	Sole		None	2828	0	0
TelecommunicacoesDeSP	Sp ADR PFD	87929A102	20		950	SH	Sole		None	950	0	0
Ericsson L M Tel Co	ADR B SEK 10	294821608	7		810	SH	Sole		None	810	0	0
Terex Corp		COM		880779103	78		8384	SH	Sole		None	8384	0	0
Texas Instruments 	COM		882508104	3		190	SH	Sole		None	190	0	0
The New York Times Co	CL A		650111107	571		126350	SH	Sole		None	126350	0	0
Sherwin-Williams Co	COM		824348106	1226		23590	SH	Sole		None	23590	0	0
The Walt Disney Co	COM		254687106	28		1566	SH	Sole		None	1566	0	0
Thermo Fisher Scientif	COM		883556102	2922		81914	SH	Sole		None	81914	0	0
3M Co.			COM		88579Y101	60		1200	SH	Sole		None	1200	0	0
Time Warner Cable Inc.	COM		88732J207	0		7	SH	Sole		None	7	0	0
Time Warner, Inc.	COM		887317105	1		33	SH	Sole		None	33	0	0
Transocean Ltd.		REG SHS		H8817H100	256		4347	SH	Sole		None	4347	0	0
Transwitch Corp		COM		894065101	0		1000	SH	Sole		None	1000	0	0
Unilever NV		NY SHS New	904784709	135		6876	SH	Sole		None	6876	0	0
Union Pacific Corp	COM		907818108	25		618	SH	Sole		None	618	0	0
United Technologies 	COM		913017109	58		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	637		38900	SH	Sole		None	38900	0	0
Valero Energy Corp	COM		91913Y100	1614		90175	SH	Sole		None	90175	0	0
Valspar Corp.		COM		920355104	80		4000	SH	Sole		None	4000	0	0
Ventas Inc.		COM		92276F100	1141		50450	SH	Sole		None	50450	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Verizon Communications 	COM		92343V104	9		305	SH	Sole		None	305	0	0
Vodafone Group 		Sp ADR New	92857W209	2		122	SH	Sole		None	122	0	0
WPP PLC 		ADR		92933H101	521		18650	SH	Sole		None	18650	0	0
Wal-Mart Stores Inc	COM		931142103	24		464	SH	Sole		None	464	0	0
Walgreen Co. 		COM		931422109	13		500	SH	Sole		None	500	0	0
Wells Fargo Company	COM		949746101	100		7000	SH	Sole		None	7000	0	0
Western Union Co.	COM		959802109	1553		123525	SH	Sole		None	123525	0	0
Williams Companies	COM		969457100	1142		100364	SH	Sole		None	100364	0	0
Windstream Corp		COM		97381W104	3		319	SH	Sole		None	319	0	0
Yahoo! Inc.		COM		984332106	26		2000	SH	Sole		None	2000	0	0
Calamos Glob Tot RetFd	CMSH Bn		128118106	171		18800	SH	Sole		None	18800	0	0
Calamos Strat Tot RetFd	CMSH Bn		128125101	960		168700	SH	Sole		None	168700	0	0
Gabelli Global Deal Fd	COM SBI		36245G103	201		16250	SH	Sole		None	16250	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	7		650	SH	Sole		None	650	0	0
India Fd Inc Com 	COM		454089103	2		102	SH	Sole		None	102	0	0
KayneAnderson EnTotRet	COM		48660P104	1080		74900	SH	Sole		None	74900	0	0
Nuveen MultStratIncGro2	COM SHRS	67073D102	549		143650	SH	Sole		None	143650	0	0
Nuveen MultStratIncGro	COM		67073B106	702		193300	SH	Sole		None	193300	0	0
Singapore Fund Inc	COM		82929L109	45		6500	SH	Sole		None	6500	0	0
Taiwan Fd Inc Com	COM		874036106	96		10000	SH	Sole		None	10000	0	0
Templeton Dragon Fd 	COM		88018T101	77		4350	SH	Sole		None	4350	0	0
Zweig Fund, Inc.	COM		989834106	107		43000	SH	Sole		None	43000	0	0
Aberdeen AsiaPac IncFd	COM		003009107	563		118103	SH	Sole		None	118103	0	0
BlackRock MuniYdQualFd	COM		09254F100	234		20450	SH	Sole		None	20450	0	0
Blackrock EnhGovFund	COM		09255K108	127		7800	SH	Sole		None	7800	0	0
Blackrock IncOpp Tr Inc	COM		092475102	323		36750	SH	Sole		None	36750	0	0
Blackrock Income Tr Inc	COM		09247F100	606		101100	SH	Sole		None	101100	0	0
Blackrock Pfd& EqAdvTr	COM		092508100	251		39600	SH	Sole		None	39600	0	0
Calamos GlobDynIncFd	COM Shs		12811L107	152		27800	SH	Sole		None	27800	0	0
Duff&Phelps Util&CorpBd	COM		26432K108	198		17500	SH	Sole		None	17500	0	0
Eaton Vance LtDur IncFd	COM		27828H105	1010		96100	SH	Sole		None	96100	0	0
Eaton Vance SrFltRtTR	COM		27828Q105	89		10600	SH	Sole		None	10600	0	0
FirstTrustFIDAC MtgIncF	COM SHRS	33734E103	236		14800	SH	Sole		None	14800	0	0
Flaherty&CrmClaymPfSec	COM SHRS	338478100	751		117300	SH	Sole		None	117300	0	0
MFS Interm IncTrust	SH BEN INT	55273C107	1062		168900	SH	Sole		None	168900	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	448		76400	SH	Sole		None	76400	0	0
Nuveen Fltg Rt Inc Opp 	COM		6706EN100	259		49100	SH	Sole		None	49100	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	329		26150	SH	Sole		None	26150	0	0
Nuveen QualIncMuniFd	COM		670977107	1059		89200	SH	Sole		None	89200	0	0
Nuveen QualPfdIncFd2	COM		67072C105	68		17100	SH	Sole		None	17100	0	0
Blackrock Intl GrwIncTr	COM Ben Int	092524107	362		47900	SH	Sole		None	47900	0	0
Clough Global Opps Fd	SH Ben Int	18914E106	493		53550	SH	Sole		None	53550	0	0
Eaton Vance EnhEqInc Fd	COM		278277108	922		94250	SH	Sole		None	94250	0	0
Eaton Vance TxMnDivEq	COM		27828N102	5		500	SH	Sole		None	500	0	0
Eaton Vance TxMnGlDvEq	COM		27829F108	5		600	SH	Sole		None	600	0	0
Market Vectors ETF TR	GoldMin ETF	57060U100	1603		43470	SH	Sole		None	43470	0	0
NFJ Div Int PremStrFd	Com Shs		65337H109	8		750	SH	Sole		None	750	0	0
Nuveen Eq PremOpp Fund	COM		6706EM102	550		54150	SH	Sole		None	54150	0	0
Powershares ETF Trust	Dynm Lrg Cap	73935X609	129		12425	SH	Sole		None	12425	0	0
SPDR Series Trust	DJWS Lgcp	78464A409	115		3375	SH	Sole		None	3375	0	0
SPDR Gold Trust		GoldShs		78463V107	2640		29245	SH	Sole		None	29245	0	0
WisdomTree Trust	MidCap Dv Fd	97717W505	48		1800	SH	Sole		None	1800	0	0
Ishares TR		DJ Sel DivIndx	464287168	76		2423	SH	Sole		None	2423	0	0
IShares Inc.		MSCI S Korea 	464286772	213		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	191		23700	SH	Sole		None	23700	0	0
Blackrock GlbFlRtIncTr 	COM		091941104	274		30050	SH	Sole		None	30050	0	0
Eaton Vance FlRatIncTr	COM		278279104	415		50300	SH	Sole		None	50300	0	0
Eaton Vance Sr IncTr	Sh Ben Int	27826S103	291		81900	SH	Sole		None	81900	0	0
FranklinTempletonLDurIn	COM		35472T101	95		10650	SH	Sole		None	10650	0	0
Ishares TR		Barc US AggB	465287226	46		450	SH	Sole		None	450	0	0
Ishares TR		BarcTIPSBnd	464287176	20		197	SH	Sole		None	197	0	0
MFS Charter Income Tr	Sh Ben Int	552727109	150		20600	SH	Sole		None	20600	0	0
Nuveen DivAdvMunFd	COM		67066V101	8		700	SH	Sole		None	700	0	0
Nuveen DivAdvMunFd3	COMShBenInt	67070X101	8		700	SH	Sole		None	700	0	0
Nuveen PerfPlusMuniFd	COM		67062P108	326		27650	SH	Sole		None	27650	0	0
Van Kampen Bond Fund	COM		920955101	47		2800	SH	Sole		None	2800	0	0
Vanguard Bond Index Fd	SHT Term Bd	921937827	79		1005	SH	Sole		None	1005	0	0
Western Asset EmMktFlrt	COM		95766C107	108		14500	SH	Sole		None	14500	0	0
Western Asset MunPtn Fd	COM		95766P108	8		700	SH	Sole		None	700	0	0
WisdomTree Trust	ChinYuan ETF	97717W182	163		6375	SH	Sole		None	6375	0	0
iShares TR		Barc Cr Bd	464288620	399		4380	SH	Sole		None	4380	0	0
iShares TR		Barc Sh Tr 	464288679	3		28	SH	Sole		None	28	0	0
iShares TR		Bar 1-3 Yr	464287457	204		2425	SH	Sole		None	2425	0	0